SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Schedule of Operating Income by Segment
	Year ended December 31, 2014
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter- company sales	Consolidated

Revenues
Sale of products and services	$22,871	$30,121	$27,734	$-	$-	$80,726
Intersegment revenues	5,314	229	-	-	(5,543)	-
Total revenues	28,185	30,350	27,734	-	(5,543)	80,726

Cost of revenues	23,249	22,205	23,502	-	(5,330)	63,626
Gross profit	4,936	8,145	4,232		(213)	17,100

Research and development	841	229	-	-	-	1,070
Selling and marketing	1,538	1,058	607	-	-	3,203
General and administrative	2,717	3,313	2,989	-	-	9,019
Other income	(11)	-	-	-	-	(11)
Operating income (loss)	(149)	3,545	636		(213)	3,819

Financial expense, net	-	-	-	(1,294)	-	(1,294)
Income before taxes on income						$2,525

	Year ended December 31, 2013
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter- company sales	Consolidated

Revenues
Sale of products and services	$27,326	$29,796	$22,429	$-	$-	$79,551
Intersegment revenues	3,812	111	-	-	(3,923)	-
Total revenues	31,138	29,907	22,429	-	(3,923)	79,551

Cost of revenues	24,141	21,600	19,224	-	(4,086)	60,879
Gross profit	6,997	8,307	3,205	-	163	18,672

Research and development	415	298	-	-	-	713
Selling and marketing	1,520	1,145	485	-	-	3,150
General and administrative	3,158	3,093	3,261	-	-	9,512
Other income	(20)	-	-	-	-	(20)
Operating income (loss)	1,924	3,771	(541)	-	163	5,317

Financial expense, net	-	-	-	(50)	-	(50)
Income before taxes on income						$5,267

	Year ended December 31, 2012
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter- company sales	Consolidated

Revenues
Sale of products and services	$27,944	$27,529	$22,442	$-	$-	$77,915
Intersegment revenues	3,088	180	-	-	(3,268)	-
Total revenues	31,032	27,709	22,442	-	(3,268)	77,915

Cost of revenues	23,105	19,671	19,044	-	(3,281)	58,539
Gross profit	7,927	8,038	3,398	-	13	19,376

Research and development	581	414	-	-	-	995
Selling and marketing	1,476	1,049	374	-	-	2,899
General and administrative	3,530	3,270	3,310	-	-	10,110
Other income	(13)	-	-	-	-	(13)
Operating income (loss)	2,353	3,305	(286)	-	13	5,385

Financial expense, net	-	-	-	(106)	-	(106)
Income before taxes on income						$5,279

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Year ended December 31, 2014
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$33,072	$28,917	$23,044	$16,435	$101,468
Depreciation and amortization	1,027	675	367	-	2,069
Expenditure for segment assets	1,126	810	539	-	2,475

	Year ended December 31, 2013
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$45,518	$28,806	$18,137	$16,419	$108,880
Depreciation and amortization (*)	991	603	265	-	1,859
Expenditure for segment assets (*)	1,032	664	1,134	-	2,830

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Depreciation and amortization (*)	974	-	735	197	-	1,906
Expenditure for segment assets (*)	1,047	-	756	344	-	2,147

(*)	Excluding discontinued operations for each of the years ended on December 31, 2013 and 2012.